EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share
    Basic earnings per share is calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of common shares issued and outstanding during the period.
The following table provides the amounts used in the calculation of basic earnings per share for the years ended December 31, 2020, 2019 and 2018:

		For the years ended December 31,
		2020	2019	2018
Profit attributable to owners of the Company	€ thousand	607,817	695,818	784,678
Weighted average number of common shares for basic earnings per common share	thousand	184,806	186,767	188,606
Basic earnings per common share		€3.29	3.73	4.16
Diluted earnings per share
    The weighted average number of common shares for diluted earnings per share was increased to take into consideration the theoretical effect of the potential common shares that would have been issued under the Group’s equity incentive plans (assuming 100 percent of the related awards vested). See Note 21 for additional details relating to the equity incentive plans of the Group.
    The following table provides the amounts used in the calculation of diluted earnings per share for the years ended December 31, 2020, 2019 and 2018:

		For the years ended December 31,
		2020	2019	2018
Profit attributable to owners of the Company	€ thousand	607,817	695,818	784,678
Weighted average number of common shares(1) for diluted earnings per common share	thousand	185,379	187,535	189,394
Diluted earnings per common share		€3.28	3.71	4.14